SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17: SUBSEQUENT EVENTS

During 2026, the Company repurchased and subsequently retired 7,269,499 shares for an aggregate amount of $552,758 under its existing share repurchase program (see Note 13e). The repurchases were executed in open market transactions. The share repurchases occurred after the reporting date and, accordingly, have not been reflected in the consolidated financial statements.